Shareholder Report, Average Annual Return (Details)	12 Months Ended		25 Months Ended	49 Months Ended	60 Months Ended	74 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	94 Months Ended	99 Months Ended	108 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000154646
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal Active High Yield ETF $15,409
C000171494
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal Healthcare Innovators ETF $14,794
C000199630
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal Investment Grade Corporate Active ETF $11,161
C000166474
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal Quality ETF $30,160
C000235507
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal Real Estate Active Opportunities ETF $9,855
C000172043
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal Spectrum Preferred Securities Active ETF $12,566
C000193921
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal U.S. Mega-Cap ETF $24,341
C000173454
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal U.S. Small-Cap ETF $21,265
C000166475
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal Value ETF $22,808
C000219817
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal Spectrum Tax-Advantaged Dividend Active ETF $11,531
C000243208
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Principal Focused Blue Chip ETF $12,885
Without Sales Load [Member] | C000154646
Average Annual Return [Line Items]
Average Annual Return, Percent		11.50%			4.67%							4.93%
Without Sales Load [Member] | C000171494
Average Annual Return [Line Items]
Average Annual Return, Percent		1.50%			1.49%					5.14%
Without Sales Load [Member] | C000199630
Average Annual Return [Line Items]
Average Annual Return, Percent		4.45%			0.36%	1.77%
Without Sales Load [Member] | C000166474
Average Annual Return [Line Items]
Average Annual Return, Percent		21.96%			13.89%						14.27%
Without Sales Load [Member] | C000235507
Average Annual Return [Line Items]
Average Annual Return, Percent		5.90%	(0.69%)
Without Sales Load [Member] | C000172043
Average Annual Return [Line Items]
Average Annual Return, Percent		13.40%			3.37%			3.35%
Without Sales Load [Member] | C000193921
Average Annual Return [Line Items]
Average Annual Return, Percent		25.59%			15.19%		14.12%
Without Sales Load [Member] | C000173454
Average Annual Return [Line Items]
Average Annual Return, Percent		14.74%			10.46%				10.20%
Without Sales Load [Member] | C000166475
Average Annual Return [Line Items]
Average Annual Return, Percent		13.92%			10.78%						10.45%
Without Sales Load [Member] | C000219817
Average Annual Return [Line Items]
Average Annual Return, Percent		12.52%		3.48%
Without Sales Load [Member] | C000243208
Average Annual Return [Line Items]
Average Annual Return, Percent	28.75%
Principal ETF Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $11,151
Average Annual Return, Percent		2.63%			(0.23%)							1.22%
Principal ETF Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $27,440
Average Annual Return, Percent		23.13%			14.14%					13.70%
Principal ETF Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $10,686
Average Annual Return, Percent		2.63%			(0.23%)	1.08%
Principal ETF Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $30,880
Average Annual Return, Percent		24.56%			15.05%						14.59%
Principal ETF Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $14,143
Average Annual Return, Percent		23.13%	17.78%
Principal ETF Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index $9,748
Average Annual Return, Percent		0.92%			(2.02%)			(0.37%)
Principal ETF Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $24,003
Average Annual Return, Percent		24.56%			15.05%		13.92%
Principal ETF Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $27,605
Average Annual Return, Percent		23.13%			14.14%				13.96%
Principal ETF Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $30,880
Average Annual Return, Percent		24.56%			15.05%						14.59%
Principal ETF Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index $8,673
Average Annual Return, Percent		0.92%		(3.46%)
Principal ETF Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index $12,296
Average Annual Return, Percent	22.96%
Principal ETF Index: Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $15,349
Average Annual Return, Percent		10.43%			3.90%							4.89%
Principal ETF Index: Russell 2000 Healthcare Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Healthcare Index $15,287
Average Annual Return, Percent		0.71%			0.74%					5.50%
Principal ETF Index: Bloomberg U.S. Corporate Investment Grade Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Investment Grade Bond Index $11,337
Average Annual Return, Percent		4.63%			0.62%	2.04%
Principal ETF Index: FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE NAREIT All Equity REITs Index $9,844
Average Annual Return, Percent		5.78%	(0.74%)
Principal ETF Index: ICE BofA U.S. Investment Grade Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Investment Grade Capital Securities Index $13,277
Average Annual Return, Percent		11.67%			3.98%			4.15%
Principal ETF Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index $18,280
Average Annual Return, Percent		10.06%			6.94%				8.07%
Principal ETF Index: ICE BofA 7% Constrained DRD Eligible Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 7% Constrained DRD Eligible Preferred Securities Index $10,807
Average Annual Return, Percent		12.27%		1.94%
Principal ETF Index: Russell 1000 Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $13,286
Average Annual Return, Percent	32.86%